Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit after tax	£ 1,475	£ 1,111	£ 1,119
Taxation charge	435	517	499
Net finance costs	302	368	207
Depreciation of property, plant and equipment and right of use assets	225	201	180
Amortisation of intangible assets	99	108	107
Impairment and assets written off, net of reversals	192	200	143
(Gain)/Loss on sale of intangible assets, property, plant and equipment	(7)	12	(30)
Gain on sale of business	(121)
Share-based incentive plans	102	76	15
Other non-cash movements	(15)	(11)	9
Increase/(decrease) in pension and other provisions	1	70	(43)
Changes in working capital:
Decrease/(increase) in inventories	216	(131)	(292)
(Increase)/decrease in trade receivables	(312)	38	(85)
Increase in trade payables	158	112	387
Net change in other receivables and payables	144	(126)	171
Taxation paid	(593)	(445)	(324)
Net cash inflow from operating activities	2,301	2,100	2,063
Cash flows from investing activities
Purchase of property, plant and equipment	(250)	(234)	(304)
Purchase of intangible assets	(68)	(102)	(24)
Proceeds from sale of intangible assets	325	246	36
Purchase of business, net of cash acquired		(71)
Proceeds from sale of businesses	446
Loans to related parties			(9,211)
Proceeds from settlement of amounts invested with GSK finance companies			700
Interest received	75	27	19
Net cash inflow/(outflow) from investing activities	528	(134)	(8,784)
Cash flows from financing activities
Payment of lease liabilities	(60)	(55)	(45)
Interest paid	(360)	(404)	(163)
Dividends paid to shareholders	(570)	(388)	(2,682)
Purchase of non-controlling interests	(488)
Distributions to non-controlling interests	(79)	(58)	(48)
Contribution from parent			18
Repayment of borrowings	(562)	(553)	(1,518)
Proceeds from borrowings	1,214		11,004
Purchase of shares by employee benefit trust	(5)	(38)
Purchase of treasury shares	(116)
Share capital purchased for cancellation	(503)
Other financing cash flows	(8)	(72)	345
Net cash outflow from financing activities	(1,537)	(1,568)	6,911
Decrease in cash and cash equivalents and bank overdrafts	1,292	398	190
Cash and cash equivalents and bank overdrafts at the beginning of the period	994	611	406
Exchange adjustments	(79)	(15)	15
Cash and cash equivalents and bank overdrafts at the end of the period	2,207	994	611
Cash and cash equivalents and bank overdrafts at the end of the period comprise:
Cash and cash equivalents	2,250	1,044	684
Overdrafts	(43)	(50)	(73)
Cash and cash equivalents and bank overdrafts at the end of the period	£ 2,207	£ 994	£ 611